Accounts receivable and others (Details) - Schedule of trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	R$ 369,380	R$ 164,219
Allowance for expected credit losses	(1,778)	(1,729)
Total current	367,602	162,490
Total noncurrent	373,954	324,937
Sale of sugarcane [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	43,297	43,233
Sale of grains and cottons [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	127,875	34,502
Sale of beef cattle [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	491	155
Leases of land [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	11,969	6,896
Sale of machinery [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	2,406	1,893
Sale of farms [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	183,342	77,540
Total noncurrent	R$ 373,954	R$ 324,937